SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)				12 Months Ended
	Dec. 06, 2024 shares	Oct. 11, 2023	Mar. 03, 2023 shares	Dec. 31, 2025 vote segment $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Indefinite-Lived Intangible Assets [Line Items]
Observable tenor				30 years
Net premium ratio cap				100.00%
Reportable segments | segment				4
Class A Exchangeable Shares
Indefinite-Lived Intangible Assets [Line Items]
Economic return equivalent				1
Conversion ratio		1		1
Number of votes | vote				1
Conversions (in shares) | shares					3,045,512	6,827,640
Class B shares
Indefinite-Lived Intangible Assets [Line Items]
Number of votes | vote				1
Preferred Class A
Indefinite-Lived Intangible Assets [Line Items]
Fixed cumulative preferential cash dividend				4.50%
Dividends accrued and unpaid demand				50 years
Redemption price (in dollars per share) | $ / shares				$ 25
Class C Shares
Indefinite-Lived Intangible Assets [Line Items]
Conversions (in shares) | shares	53,947,528		380,268
Trade name | American National Insurance Group, LLC
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life				10 years
Trade name | Clearbrook
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life				5 years
Minimum
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of property and equipment				3 years
Minimum | Distributor relationships
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life				15 years
Maximum
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of property and equipment				30 years
Share of profits on participating policies (limited to)				10.00%
Maximum | Distributor relationships
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life				30 years